Note 9 - Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Note 9 - Income tax
Disclosure of detailed information about income tax expense (income) [text block]
	Year ended December 31,
	2025	2024	2023
Current tax	(562,216)	(651,769)	(868,695)
Deferred tax	61,600	172,089	193,739
Tax charge	(500,616)	(479,680)	(674,956)

Disclosure of difference between income before tax and the theoretical amount that would arise using tax rate in each country [text block]
	Year ended December 31,
	2025	2024	2023
Income before income tax	2,473,895	2,556,453	4,632,789

Tax calculated at the tax rate in each country	(600,820)	(599,944)	(1,127,428)
Effect of currency translation on tax base	(97,197)	(340,094)	(346,573)
Changes in the tax rates	2,055	(24,019)	1,535
Utilization of previously unrecognized tax losses	219	588	787
Tax revaluation, withholding tax and others	195,127	483,789	796,723
Tax charges	(500,616)	(479,680)	(674,956)